July 2, 2013
Securities and Exchange Commission
Via EDGAR

Re:    Principal Funds, Inc.
File Nos. 033-59474, 811-07572
Interactive data files for previous 497 filing

Principal Funds, Inc. (“the Registrant”) is incorporating by reference the supplement filed on June 14, 2013 (SEC Accession No. 0000898745-13-000532).
Pursuant to Rule 497 under the Securities Act of 1933. as amended, the Registrant is filing interactive data files that relate to Form N-1A items 2-4 in the supplement that the Registrant is incorporating by reference.

Exhibit No.                    Exhibits

Ex-101.INS            XBRL Instance Document

Ex-101.SCH            XBRL Taxonomy Extension Schema Document

Ex-101.CAL            XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF            XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB            XBRL Taxonomy Extension Labels Linkbase Document

Ex-101.PRE            XBRL Taxonomy Extension Presentation Linkbase Document